25. Shareholders' equity (Details 1)	12 Months Ended
	Dec. 31, 2019 shares R$ / shares	Dec. 31, 2018 shares R$ / shares
Exercise price at the grant date | R$ / shares	R$ 30.55	R$ 30.91
Number of shares granted	4,863	1,378
Number of shares exercised	(2,144)	(697)
Number of shares cancelled	(405)
Number of shares expired	(161)
Total number of shares outstanding	2,153	2,755
Series B3 [Member]
Grant date	May 30, 2016
First date of exercise	May 30, 2019
Exercise price at the grant date | R$ / shares	R$ 0.01
Number of shares granted	823
Number of shares exercised	(658)
Number of shares cancelled	(77)
Number of shares expired	(88)
Series C3 [Member]
Grant date	May 30, 2016
First date of exercise	May 30, 2019
Exercise price at the grant date | R$ / shares	R$ 37.21
Number of shares granted	823
Number of shares exercised	(640)
Number of shares cancelled	(110)
Number of shares expired	(73)
Series B4 [Member]
Grant date	May 31, 2017
First date of exercise	May 31, 2020
Exercise price at the grant date | R$ / shares	R$ 0.01
Number of shares granted	537
Number of shares exercised	(211)
Number of shares cancelled	(54)
Number of shares expired
Total number of shares outstanding	272
Series C4 [Member]
Grant date	May 31, 2017
First date of exercise	May 31, 2020
Exercise price at the grant date | R$ / shares	R$ 56.78
Number of shares granted	537
Number of shares exercised	(209)
Number of shares cancelled	(55)
Number of shares expired
Total number of shares outstanding	273
Series B3 - Tranche 2 [Member]
Grant date	Apr. 27, 2018
First date of exercise	May 30, 2019
Exercise price at the grant date | R$ / shares	R$ 0.01
Number of shares granted	95
Number of shares exercised	(95)
Number of shares expired
Series C3 - Tranche 2 [Member]
Grant date	Apr. 27, 2018
First date of exercise	May 30, 2019
Exercise price at the grant date | R$ / shares	R$ 56.83
Number of shares granted	95
Number of shares exercised	(95)
Number of shares expired
Series B5 [Member]
Grant date	May 31, 2018
First date of exercise	May 31, 2021
Exercise price at the grant date | R$ / shares	R$ 0.01
Number of shares granted	594
Number of shares exercised	(116)
Number of shares cancelled	(37)
Number of shares expired
Total number of shares outstanding	441
Series C5 [Member]
Grant date	May 31, 2018
First date of exercise	May 31, 2021
Exercise price at the grant date | R$ / shares	R$ 62.61
Number of shares granted	594
Number of shares exercised	(115)
Number of shares cancelled	(38)
Number of shares expired
Total number of shares outstanding	441
Series B6 [Member]
Grant date	May 31, 2019
First date of exercise	May 31, 2022
Exercise price at the grant date | R$ / shares	R$ 0.01
Number of shares granted	434
Number of shares exercised	(3)
Number of shares cancelled	(17)
Number of shares expired
Total number of shares outstanding	414
Series C6 [Member]
Grant date	May 31, 2019
First date of exercise	May 31, 2022
Exercise price at the grant date | R$ / shares	R$ 70.62
Number of shares granted	331
Number of shares exercised	(2)
Number of shares cancelled	(17)
Number of shares expired
Total number of shares outstanding	312